March 4, 2009

BY ELECTRONIC TRANSMISSION
--------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                          RE:  Omagine, Inc.
                          Report on Form 10-KSB/A
                          for the fiscal year ended
                          December 31, 2007
                          Commission File No. 0-17264

Dear Sir / Madam:

     We hereby transmit for electronic filing a conformed copy of Omagine, Inc.'s Report on Form 10-KSB/A for the fiscal year ended December 31, 2007 (the "10KSB/A").



                                        Very truly yours,
                                        Omagine, Inc.


                                        /s/ Frank J. Drohan
                                        ____________________
                                          Frank J. Drohan
                                          President

Enclosures